Condensed Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total Controlling Interest [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 66	$ 7,999,287	$ (3,841,638)	$ 4,157,715	$ 159,717	$ 4,317,432
Balance, shares at Dec. 31, 2016	657,835
Issuance of restricted stock	$ 1	(1)
Issuance of restricted stock, shares	7,626
Shares issued for common stock	$ 1	419,999		420,000		420,000
Shares issued for common stock, shares	8,035
Exercise of warrants for purchase of common stock		50,000		50,000		50,000
Exercise of warrants for purchase of common stock, shares	765
Restricted stock issued as compensation for services	$ 1	169,999		170,000		170,000
Restricted stock issued as compensation for services, shares	7,472
Shares issued in connection with merger	$ 22	(2,127,680)		(2,127,658)	2,127,658
Shares issued in connection with merger, shares	221,567
Options issued to franchisees		47,583		47,583		47,583
Conversion of convertible note payable to Former Parent into common stock	$ 18	5,361,159		5,361,177		5,361,177
Conversion of convertible note payable to Former Parent into common stock, shares	187,822
Beneficial conversion feature - First, Second and Third 2017 ARH Notes		1,085,985		1,085,985		1,085,985
Warrants issued in connection with convertible debt		170,958		170,958		170,958
Stock-based compensation: Amortization of restricted common stock		742,821		742,821		742,821
Net loss			(13,210,448)	(13,210,448)	(2,357,303)	(15,567,751)
Balance at Dec. 31, 2017	$ 109	13,920,110	(17,052,086)	(3,131,867)	(69,928)	(3,201,795)
Balance, shares at Dec. 31, 2017	1,091,122
Warrants issued in connection with convertible debt		12,332		12,332		12,332
Stock-based compensation: Amortization of restricted common stock		39,091		39,091		39,091
Beneficial conversion feature - Convertible Notes		2,537,008		2,537,008		2,537,008
Warrants issued and recorded as debt discount in connection with convertible notes payable		305,055		305,055		305,055
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798		85,576		85,576		85,576
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798, shares	6,308
Conversion of convertible notes payable into common stock	$ 8	899,332		899,340		899,340
Conversion of convertible notes payable into common stock, shares	79,060
Common stock issued in exchange for interest earned on other notes payable, shares
Net loss			(3,183,726)	(3,183,726)	(7,257)	(3,190,983)
Balance at Mar. 31, 2018	$ 117	17,798,504	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	1,176,490
Balance at Dec. 31, 2017	$ 109	13,920,110	(17,052,086)	(3,131,867)	(69,928)	(3,201,795)
Balance, shares at Dec. 31, 2017	1,091,122
Net loss						(6,699,275)
Balance at Sep. 30, 2018	$ 135	19,525,912	(23,328,391)	(3,802,344)		(3,802,344)
Balance, shares at Sep. 30, 2018	1,353,828
Balance at Dec. 31, 2017	$ 109	13,920,110	(17,052,086)	(3,131,867)	(69,928)	(3,201,795)
Balance, shares at Dec. 31, 2017	1,091,122
Issuance of restricted stock
Issuance of restricted stock, shares	3,755
Shares issued for common stock	$ 2	179,998		180,000		180,000
Shares issued for common stock, shares	25,715
Restricted stock issued as compensation for services	$ 4	249,996		250,000		250,000
Restricted stock issued as compensation for services, shares	35,714
Conversion of convertible note payable to Former Parent into common stock	$ 11	392,531		392,542		392,542
Conversion of convertible note payable to Former Parent into common stock, shares	112,154
Stock-based compensation: Amortization of restricted common stock		133,966		133,966		133,966
Beneficial conversion feature - Convertible Notes		2,959,506		2,959,506		2,959,506
Beneficial conversion feature - Convertible Note to Former Parent		475,000		475,000		475,000
Warrants issued in connection with common stock and convertible debt		399,554		399,554		399,554
Warrants issued and recorded as debt discount in connection with convertible notes payable		343,818		343,818		343,818
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798	$ 1	85,575		85,576		85,576
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798, shares	6,308
Conversion of convertible notes payable into common stock	$ 21	1,850,319		1,850,340		1,850,340
Conversion of convertible notes payable into common stock, shares	214,918
Sale of interest in CTI			420,899	420,899	71,999	492,898
Net loss			(7,202,469)	(7,202,469)	(2,071)	(7,204,540)
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Balance at Mar. 31, 2018	$ 117	17,798,504	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	1,176,490
Issuance of restricted stock
Issuance of restricted stock, shares	3,755
Shares issued for common stock	$ 3	179,997		180,000		180,000
Shares issued for common stock, shares	25,715
Conversion of convertible note payable to Former Parent into common stock	$ 11	392,531		392,542		392,542
Conversion of convertible note payable to Former Parent into common stock, shares	112,154
Stock-based compensation: Amortization of restricted common stock		27,133		27,133		27,133
Beneficial conversion feature - Convertible Notes		39,072		39,072		39,072
Beneficial conversion feature - Convertible Note to Former Parent		475,000		475,000		475,000
Warrants issued in connection with common stock and convertible debt		3,750		3,750		3,750
Warrants issued and recorded as debt discount in connection with convertible notes payable		38,763		38,763		38,763
Sale of interest in CTI			420,899	420,899	71,999	492,898
Net loss			(2,368,921)	(2,368,921)	5,186	(2,363,735)
Balance at Jun. 30, 2018	$ 131	18,954,750	(22,183,834)	(3,228,953)		(3,228,953)
Balance, shares at Jun. 30, 2018	1,318,114
Restricted stock issued as compensation for services	$ 4	249,996		250,000		250,000
Restricted stock issued as compensation for services, shares	35,714
Stock-based compensation: Amortization of restricted common stock		33,876		33,876		33,876
Beneficial conversion feature - Convertible Notes		143,591		143,591		143,591
Warrants issued in connection with common stock and convertible debt		143,699		143,699		143,699
Net loss			(1,144,557)	(1,144,557)		(1,144,468)
Balance at Sep. 30, 2018	$ 135	19,525,912	(23,328,391)	(3,802,344)		(3,802,344)
Balance, shares at Sep. 30, 2018	1,353,828
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Issuance of restricted stock	$ 1	(1)
Issuance of restricted stock, shares	1,988
Restricted stock issued as compensation for services	$ 2	139,998				140,000
Restricted stock issued as compensation for services, shares	20,000
Stock-based compensation: Amortization of restricted common stock		165,133				165,133
Beneficial conversion feature - Convertible Notes		217,800				217,800
Warrants issued and recorded as debt discount in connection with convertible notes payable		217,641				217,641
Cumulative effect of change in accounting principle			(568,540)			(568,540)
Net loss			(1,483,479)			(1,483,479)
Balance at Mar. 31, 2019	$ 151	21,730,944	(25,885,675)			(4,154,580)
Balance, shares at Mar. 31, 2019	1,511,674
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	$ (2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Net loss						(5,374,914)
Balance at Sep. 30, 2019	$ 165	23,291,052	(29,777,110)			(6,485,893)
Balance, shares at Sep. 30, 2019	1,655,032
Balance at Mar. 31, 2019	$ 151	21,730,944	(25,885,675)			(4,154,580)
Balance, shares at Mar. 31, 2019	1,511,674
Stock-based compensation: Amortization of restricted common stock		(123,431)				(123,431)
Beneficial conversion feature - Convertible Notes		330,220				330,220
Warrants issued and recorded as debt discount in connection with convertible notes payable		330,713				330,713
Common stock issued in exchange for interest earned on other notes payable	$ 7	479,316				479,323
Common stock issued in exchange for interest earned on other notes payable, shares	68,475
Common stock issued in exchange for interest earned on convertible notes payable	$ 2	111,664				111,666
Common stock issued in exchange for interest earned on convertible notes payable, shares	15,952
Net loss			(1,542,606)			(1,542,606)
Balance at Jun. 30, 2019	$ 160	22,859,426	(27,428,281)			(4,568,695)
Balance, shares at Jun. 30, 2019	1,596,101
Restricted stock issued as compensation for services	$ 4	289,996				290,000
Restricted stock issued as compensation for services, shares	41,426
Stock-based compensation: Amortization of restricted common stock		19,085				19,085
Common stock issued as compensation to board of directors	$ 1	119,045				119,046
Common stock issued as compensation to board of directors, shares	17,005
Common stock issued as compensation for services		3,500				3,500
Common stock issued as compensation for services, shares	500
Net loss			(2,348,829)			(2,348,829)
Balance at Sep. 30, 2019	$ 165	$ 23,291,052	$ (29,777,110)			$ (6,485,893)
Balance, shares at Sep. 30, 2019	1,655,032